Fair Value Measurements	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC 320 “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheet and adjusted for the amortization or accretion of premiums or discounts.

At December 31, 2020, assets held in the Trust Account were comprised of $743 in cash and $115,019,335 in U.S. Treasury Bills. During the period ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account to pay its franchise taxes and income taxes.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 are as follows:

Held-To-Maturity Securities	Carrying Value at December 31, 2020 (Amortized Cost)	Gross Unrealized Holding Gain	Fair Value - Quoted Prices in Active Markets (Level 1)
U.S. Treasury Bills (mature on February 18, 2021)	$115,019,335	$4,462	$115,024,797

At December 31, 2020, there were 3,833,333 Public Warrants and 2,533,333 Private Placement Warrants outstanding. The following table presents information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2020	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Input (Level 3)
Warrant Liabilities – Public Warrants	$5,443,335	$—	$—	$5,443,335
Warrant Liabilities – Private Warrants	$3,597,335	$—	$—	$3,597,335

The Company utilized a Monte Carlo simulation model to value the warrants at the initial public offering date (October 19, 2020) and December 31, 2020, with changes in fair value subsequent to October 19, 2020 recognized in the statement of operations. The estimated fair value of the warrant liability was determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.

The aforementioned warrant liabilities are not subject to qualified hedge accounting.

There were no transfers between Levels 1, 2 or 3 during the period from August 11, 2020 (inception) to December 31, 2020.

The following table provides quantitative information regarding Level 3 fair value measurements:

	At October 19, 2020 (Initial Measurement)	As of December 31, 2020
Stock price	$—	$10.15
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	16.3%	21.2%
Risk-free rate	0.34%	0.34%
Dividend yield	0.0%	0.0%
Probability of completing a Business Combination	70.0%	70.0%

The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Total Warrant Liabilities
Fair value as of August 11, 2020 (inception)	$—	$—	$—
Initial measurement on October 19, 2020	3,105,000	2,052,000	5,157,000
Change in fair value recognized in earnings	2,338,335	1,545,335	3,883,670
Fair value as of December 31, 2020	$5,443,335	$3,597,335	$9,040,670

Level 3 financial liabilities consist of the Public Warrant and Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

Note 9 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – money market fund holding solely U.S. Treasury Securities	$115,000,482	$—	$—	$115,000,482
Liabilities:
Public Warrant liabilities	$5,175,000	$—	$—	$5,175,000
Private Placement Warrant liabilities	—	3,420,000	—	3,420,000
Total Warrant liabilities	$5,175,000	$3,420,000	$—	$8,595,000
	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$115,020,078	$—	$—	$115,020,078
Liabilities:
Public Warrant liabilities	$—	$—	$5,443,335	$5,443,335
Private Placement Warrant liabilities	—	—	3,597,335	3,597,335
Total Warrant liabilities	$—	$—	$9,040,670	$9,040,670

The Company utilized a Monte Carlo simulation to estimate the fair value of the Public Warrants and Private Placement Warrants at December 31, 2020, and used the quoted price of the Public Warrants on the Nasdaq Stock Market at September 30, 2021 to estimate the fair value of both the Public Warrants and Private Placement Warrants at that date.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. Effective March 31, 2021, the fair value of the Public Warrant liabilities was reclassified from Level 3 to Level 1, and the fair value of the Private Placement Warrants was reclassified from Level 3 to Level 2.

Level 1 assets include investments in money market funds that invest solely in U.S. Treasury securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The following table presents the changes in the fair value of warrant liabilities measured using Level 3 inputs during the nine months ended September 30, 2021:

	Public Warrants	Private Placement Warrants	Total Warrant Liabilities
Fair value as of December 31, 2020	$5,443,335	$3,597,335	$9,040,670
Transfers to Levels 1 and 2	(5,443,335)	(3,597,335)	(9,040,670)
Fair value as of September 30, 2021	$0	$0	$0